Information Concerning the Group's Consolidated Operations - Summary of Income Tax Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Income tax	$ 0	$ 193	$ 0	$ 455